Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

22.  Subsequent Events

The Company has evaluated subsequent events through April 28, 2022 which is the date these consolidated financial statements are issued.

In January 2022, the Company granted total 1,045,000 share options and 2,479,500 RSUs under the 2015 Plan to its employees and non-employees, which is only subject to service conditions. As a result of this share option grant, the Company estimated total share-based compensation expense of approximately US$ 19,045 to be recorded in its consolidated financial statements over the vesting period of four years starting from 2022.